Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Accounts receivable – third parties	$3,046,298	$2,867,308
Accounts receivable – related parties	-	-
Total accounts receivable, gross	3,046,298	2,867,308
Less: allowance for credit loss	(1,731,517)	(1,522,739)
Accounts receivable, net	$1,314,781	$1,344,569

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable	Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2024 and 2023 are as follows:
	For the years ended March 31,
	2024	2023

Beginning balance	$1,522,739	$762,992
Additional reserve through expect credit loss	285,264	820,352
Exchange rate difference	(76,486)	(60,605)
Ending balance	$1,731,517	$1,522,739